Commitments and Contingencies - Additional Information (Detail) $ in Millions		12 Months Ended
	Nov. 01, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 20, 2015 CAD ($)	Jun. 01, 2015 CAD ($)	Mar. 10, 2015 CAD ($)	Dec. 01, 2014 CAD ($)	Feb. 21, 2014 CAD ($)
Disclosure of commitments and contingencies [line items]
Legal settlement amount		$ 91
Legal settlement amount granted by court	$ 91
Investment commitments outstanding			$ 10,372,000,000	$ 8,235,000,000
Letters of credit outstanding			74,000,000	77,000,000
Aggregate future minimum lease payments			575,000,000	838,000,000
Debt outstanding			4,769,000,000	4,784,000,000
Variable Surplus Note [member]
Disclosure of commitments and contingencies [line items]
Debt outstanding			0	0
The Manufacturers Life Insurance Company [Member]
Disclosure of commitments and contingencies [line items]
Subordinate guaranteed issued					$ 1,000,000,000	$ 350,000,000	$ 750,000,000	$ 750,000,000	$ 500,000,000
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [line items]
Guaranteed payment of amounts on subordinated debenture			650,000,000
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			888,000,000	682,000,000
Less than 1 year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			3,546,000,000	2,177,000,000
Aggregate future minimum lease payments			129,000,000
Debt outstanding				400,000,000
Mature after One year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			$ 5,938,000,000	$ 5,376,000,000